Accounts and Bills Receivable, Net - Summary of Accounts and Bills Receivable (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Receivables [Abstract]
Accounts receivable	$ 15,221,389	$ 15,833,127
Less: Allowance for doubtful accounts	(90,617)	(74,413)
Accounts receivable, net	15,130,772	15,758,714
Bills receivable	5,362,900	5,458,170
Accounts and bills receivable, net	$ 20,493,672	$ 21,216,884